Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ 29,006	¥ 28,641
Other assets	37,338	38,853
Total intangible and other non-current assets	66,344	67,494
Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	1,308	1,189
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	3,265	2,989
Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	7,987	8,125
Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	16,446	16,338
Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	56,587	54,659
Cost [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	8,213	7,846
Cost [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	13,016	12,517
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	8,023	8,161
Cost [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	27,335	26,135
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(27,581)	(26,018)
Accumulated amortization, including impairment losses [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(6,905)	(6,657)
Accumulated amortization, including impairment losses [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(9,751)	(9,528)
Accumulated amortization, including impairment losses [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(36)	(36)
Accumulated amortization, including impairment losses [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ (10,889)	¥ (9,797)